SHARE CAPITAL - Class B Series Common Shares Automatic Conversion (Details) - Class B Series Common Shares	12 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Minimum gross proceeds from private placement for qualified financing | $	$ 2,500,000
Conversion ratio	1
If price paid per Common Share is equal to or greater than USD $1.125
Disclosure of classes of share capital [line items]
Price paid per Common Share in Qualified Financing	$ 1.125
Number of shares issued upon conversion of each share | shares	1
If price paid per Common Share is less than USD $1.125
Disclosure of classes of share capital [line items]
Price paid per Common Share in Qualified Financing	$ 1.125
Product of the price	0.80
Subscription price	$ 0.90